OPTIONS (Details) - Stock options	6 Months Ended
Jun. 30, 2022 $ / shares shares
Statement [Line Items]
Outstanding Balance, Beginning | shares	5,448
Granted | shares	471
Exercised | shares	(512)
Outstanding Balance, Ending | shares	5,407
Weighted Average Exercise Price Outstanding Balance, Beginning | $ / shares	$ 1.96
Weighted Average Exercise Price, Granted | $ / shares	1.62
Weighted Average Exercise Price, Exercised | $ / shares	0.15
Weighted Average Exercise Price Outstanding Balance, Ending | $ / shares	$ 2.09